BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net income per common share (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Numerator:
Net income (loss)	$ (1,919,615)	$ 2,690,543	$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Denominator
Basic weighted average shares outstanding	10,307,037	9,453,125	2,750,000	13,957,179	5,008,929	7,732,021
Diluted weighted average shares outstanding	10,307,037	9,672,826	2,750,000	13,957,179	5,356,456	7,991,952
Basic net income (loss) per common share	$ (0.19)	$ 0.28	$ 0.00	$ (0.09)	$ 0.54	$ 0.25
Diluted net income (loss) per common share	$ (0.19)	$ 0.28	$ 0.00	$ (0.09)	$ 0.50	$ 0.24